SUBSEQUENT EVENT (UNAUDITED)	3 Months Ended
Mar. 31, 2014
Subsequent Event [Abstract]
SUBSEQUENT EVENT (UNAUDITED)

NOTE 25: SUBSEQUENT EVENT (UNAUDITED)

On April 8, 2014, the Board of Directors Pathfinder Bancorp, MHC, the Company and the Bank adopted a Plan of Conversion (the “Plan”). Pursuant to the Plan, Pathfinder Bancorp, MHC will convert from the mutual holding company form of organization to the fully public form. Pathfinder Bancorp, MHC will be merged into the Company, and Pathfinder Bancorp, MHC will no longer exist. The Company will then merge into a new Maryland corporation named Pathfinder Bancorp, Inc. As part of the conversion, Pathfinder Bancorp, MHC’s ownership interest in the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represent the remaining ownership interest in the Company, will be exchanged for new shares of common stock of Pathfinder Bancorp, Inc., the new Maryland corporation. The exchange ratio will ensure that immediately after the conversion and public offering, the public stockholders of the Company will own the same aggregate percentage of common stock of the new Maryland corporation that they owned immediately prior to the completion of the conversion and public offering (excluding shares purchased in the stock offering, cash received in lieu of fractional shares and as adjusted to reflect assets held by Pathfinder Bancorp, MHC). When the conversion and public offering are completed, all of the capital stock of the Bank will be owned by the new Maryland corporation. The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of the Bank in an amount equal to Pathfinder Bancorp, MHC’s ownership interest in the equity of the Company as of the date of the latest balance sheet contained in the prospectus plus the value of the net assets of Pathfinder Bancorp, MHC as of the date of the latest statement of financial condition of Pathfinder Bancorp, MHC prior to the consummation of the conversion (excluding its ownership of the Company). Following the completion of the conversion, Pathfinder Bancorp, Inc. and the Bank will not be permitted to pay dividends on their capital stock if Pathfinder Bancorp, Inc.’s stockholders’ equity or the Bank’s stockholder’s equity would be reduced below the amount of Pathfinder Bancorp, Inc.’s or the Bank’s liquidation account, as applicable. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering.